Significant Accounting Policies - Schedule of Property and Equipment Annual Depreciation Rates (Details) (10-K)	12 Months Ended
Dec. 31, 2020
Machinery and Laboratory Equipment [Member] | Minimum [Member]
Property and equipment annual depreciation rates	10.00%
Machinery and Laboratory Equipment [Member] | Maximum [Member]
Property and equipment annual depreciation rates	15.00%
Office Furniture and Equipment [Member]
Property and equipment annual depreciation rates	10.00%
Computers and Computer Software [Member]
Property and equipment annual depreciation rates	33.00%
Leasehold Improvements [Member]
Property and equipment useful life description	Over the shorter of the lease term (including options if any) or useful life